SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per ordinary share (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net loss	$ (232,964)	$ (2,122,328)
Interest earned on marketable securities held in Trust Account	23,112	5,892
Unrealized gain (loss) on marketable securities held in Trust Account	6,299	(8,391)
Class A ordinary Shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	20,507
Unrealized gain (loss) on marketable securities held in Trust Account	5,589
Net income (loss) attributable to holder	$ 26,096
Basic and diluted weighted average shares outstanding	8,186,086
Basic and diluted net loss per share	$ 0.00
Non-redeemable ordinary shares
Net loss	$ (232,964)	(2,122,328)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(26,096)	2,223
Net income (loss) attributable to holder	$ (259,060)	$ (2,120,105)
Basic and diluted weighted average shares outstanding	3,747,914	2,461,095
Basic and diluted net loss per share	$ (0.07)	$ (0.86)
Class A ordinary shares subject to possible
Interest earned on marketable securities held in Trust Account		$ 5,243
Unrealized gain (loss) on marketable securities held in Trust Account		(7,466)
Net income (loss) attributable to holder		$ (2,223)
Basic and diluted weighted average shares outstanding		8,181,335
Basic and diluted net loss per share		$ 0.00